SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

32.   SUBSEQUENT EVENTS

Management has considered subsequent events through April 30, 2019, which was the date these consolidated financial statements were issued and has determined that there is no item to disclose.